Common and preferred shares and other equity instruments - Summary of Outstanding Shares and Dividends Paid (Parenthetical) (Detail) - October 28, 2080 [member] - Fixed interest rate [member]	Oct. 31, 2022
4.375% Limited Recourse Capital Notes Series One [member]
Disclosure of classes of share capital [line items]
Borrowings interest rate	4.375%
4.000% Limited Recourse Capital Notes Series Two [Member]
Disclosure of classes of share capital [line items]
Borrowings interest rate	4.00%
7.150% Limited Recourse Capital Notes Series Three [Member]
Disclosure of classes of share capital [line items]
Borrowings interest rate	7.15%